Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance - beginning of year	$ 78,822	$ 42,576
Charged to operations	0	74,393
Write-off of accounts receivable	(28,348)	(38,147)
Balance - end of year	$ 50,474	$ 78,822